Eaton Vance

Hexavest International Equity Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 85.6%

Security	Shares	Value
Australia — 6.7%
AGL Energy, Ltd.	5,217	$57,257
APA Group	3,602	25,451
ASX, Ltd.	378	19,930
Australia and New Zealand Banking Group, Ltd.	2,231	24,234
BHP Group, Ltd.	1,122	22,905
Coles Group, Ltd.	3,572	35,819
Commonwealth Bank of Australia	1,204	48,637
CSL, Ltd.	425	84,714
Dexus	5,592	33,196
Fortescue Metals Group, Ltd.	6,502	49,690
Goodman Group	5,915	50,380
Newcrest Mining, Ltd.	9,318	168,874
REA Group, Ltd.(1)	341	19,512
Rio Tinto, Ltd.	1,013	57,094
Sonic Healthcare, Ltd.	1,321	23,329
South32, Ltd.	25,101	31,568
Telstra Corp., Ltd.	19,938	39,222
Treasury Wine Estates, Ltd.	1,911	12,569
Westpac Banking Corp.	2,293	23,857
Woolworths Group, Ltd.	1,102	25,503

		$853,741

Belgium — 0.8%
Anheuser-Busch InBev S.A./NV	206	$9,593
Colruyt S.A.	163	9,769
KBC Group NV	363	19,690
UCB S.A.	640	58,649

		$97,701

Canada — 5.2%
Agnico Eagle Mines, Ltd.	683	$39,907
B2Gold Corp.(1)	13,256	67,075
Barrick Gold Corp.	14,649	377,078
Franco-Nevada Corp.	190	25,138
Yamana Gold, Inc.	33,188	155,320

		$664,518

Denmark — 2.2%
AP Moller - Maersk A/S, Class B	45	$44,786
Coloplast A/S, Class B	461	72,711
Novo Nordisk A/S, Class B	2,520	160,751

		$278,248

Finland — 0.2%
Kone Oyj, Class B	390	$23,616

		$23,616

Security	Shares	Value
France — 7.6%
Air Liquide S.A.	730	$92,750
Airbus SE(2)	101	6,395
Alstom S.A.	436	17,884
AXA S.A.	1,321	23,483
BNP Paribas S.A.	1,847	58,026
Carrefour S.A.(1)	2,091	31,054
Cie de Saint-Gobain	2,197	58,458
Danone S.A.	2,069	144,203
Kering	60	30,522
L’Oreal S.A.	441	128,217
LVMH Moet Hennessy Louis Vuitton SE	245	94,715
Peugeot S.A.	1,766	25,034
Renault S.A.	803	15,823
Sanofi	1,945	189,975
Vinci S.A.	687	56,280

		$972,819

Germany — 6.8%
adidas AG	243	$55,630
Allianz SE	506	93,120
BASF SE	1,824	93,346
Bayerische Motoren Werke AG	282	16,589
Beiersdorf AG	278	29,087
Daimler AG	1,156	39,539
Deutsche Telekom AG	5,696	83,273
E.ON SE	5,945	59,552
Fresenius Medical Care AG & Co. KGaA	583	45,690
Hochtief AG	239	18,702
Merck KGaA	443	51,414
RWE AG	1,886	54,256
SAP SE	446	53,122
Siemens AG	1,613	148,852
Volkswagen AG, PFC Shares	220	30,609

		$872,781

Hong Kong — 5.4%
AIA Group, Ltd.	16,525	$151,663
CK Asset Holdings, Ltd.	4,260	26,918
CK Hutchison Holdings, Ltd.	1,000	7,412
CLP Holdings, Ltd.	7,500	80,281
Galaxy Entertainment Group, Ltd.	15,000	96,473
Hang Seng Bank, Ltd.	300	5,247
Hong Kong & China Gas Co., Ltd.	18,000	32,260
Hong Kong Exchanges & Clearing, Ltd.	1,100	35,268
Link REIT	3,000	26,743
Melco Resorts & Entertainment, Ltd. ADR	4,516	71,443
Power Assets Holdings, Ltd.	3,500	23,451
Sands China, Ltd.	15,600	63,156
SJM Holdings, Ltd.	21,000	20,734
Sun Hung Kai Properties, Ltd.	1,000	13,674
WH Group, Ltd.(3)	40,752	38,867

		$693,590

Security	Shares	Value
Italy — 0.9%
Enel SpA	11,892	$81,228
Intesa Sanpaolo SpA	22,087	34,489

		$115,717

Japan — 16.8%
Ajinomoto Co., Inc.	1,700	$30,278
Astellas Pharma, Inc.	3,200	52,925
Bridgestone Corp.(1)	500	15,564
Calbee, Inc.	200	6,052
Chubu Electric Power Co., Inc.	1,700	22,991
Chugai Pharmaceutical Co., Ltd.	300	35,760
Daifuku Co., Ltd.	600	41,988
Daito Trust Construction Co., Ltd.	300	28,526
FamilyMart Co., Ltd.	1,700	28,828
Fast Retailing Co., Ltd.	100	47,425
FUJIFILM Holdings Corp.(1)	700	33,343
Honda Motor Co., Ltd.	300	7,285
Hoya Corp.	500	45,597
ITOCHU Corp.	2,100	41,171
Kao Corp.	600	46,270
KDDI Corp.	3,000	86,893
Kose Corp.	300	37,504
Mitsubishi Corp.	1,700	36,054
Mitsubishi Electric Corp.	3,600	44,297
Mitsubishi UFJ Financial Group, Inc.	5,500	22,220
MonotaRO Co., Ltd.	700	22,492
Murata Manufacturing Co., Ltd.	800	45,078
Nintendo Co., Ltd.	100	41,292
Nissin Foods Holdings Co., Ltd.	400	32,881
NTT DOCOMO, Inc.(1)	2,350	69,257
Obayashi Corp.	1,300	11,363
Ono Pharmaceutical Co., Ltd.	1,700	40,957
ORIX Corp.	1,900	22,358
Otsuka Corp.	500	22,639
Pola Orbis Holdings, Inc.(1)	1,900	33,906
Qol Holdings Co., Ltd.	1,254	13,864
Rakuten, Inc.	2,200	18,654
Santen Pharmaceutical Co., Ltd.	2,700	47,794
Seven & i Holdings Co., Ltd.	2,400	79,481
Shin-Etsu Chemical Co., Ltd.	400	44,121
Shiseido Co., Ltd.	600	35,276
Softbank Corp.	1,500	20,427
Sony Corp.(1)	1,700	109,402
Sumitomo Dainippon Pharma Co., Ltd.	800	11,069
Sumitomo Mitsui Financial Group, Inc.	900	23,667
Sumitomo Realty & Development Co., Ltd.	500	13,391
Sundrug Co., Ltd.	1,000	34,238
Suzuken Co., Ltd.	1,000	38,538
Suzuki Motor Corp.	500	15,958
Sysmex Corp.	600	41,452
Taiheiyo Cement Corp.	1,200	23,557
Takeda Pharmaceutical Co., Ltd.	2,100	75,729
Terumo Corp.(1)	1,500	49,774
Tokio Marine Holdings, Inc.	900	42,224

Security	Shares	Value
Tokyo Gas Co., Ltd.	1,300	$28,530
Toyo Suisan Kaisha, Ltd.	600	28,852
Toyota Industries Corp.	300	15,100
Toyota Motor Corp.(1)	2,500	154,567
Toyota Tsusho Corp.	700	16,663
Tsuruha Holdings, Inc.	300	40,225
Yakult Honsha Co., Ltd.	500	29,045
Yamaha Corp.	600	24,219
Z Holdings Corp.	6,600	25,472

		$2,154,483

Luxembourg — 0.2%
ArcelorMittal S.A.	2,025	$22,119

		$22,119

Netherlands — 3.3%
Akzo Nobel NV(1)	531	$40,297
ASML Holding NV	210	61,338
Heineken NV(1)	669	56,941
ING Groep NV	5,775	32,356
Koninklijke Ahold Delhaize NV	2,014	48,901
Unilever NV	3,028	150,792
Wolters Kluwer NV	424	31,229

		$421,854

New Zealand — 0.3%
a2 Milk Co., Ltd.(2)	1,707	$20,316
Fisher & Paykel Healthcare Corp., Ltd.	1,061	17,726

		$38,042

Norway — 0.4%
DNB ASA	751	$9,093
Telenor ASA(1)	2,670	40,955

		$50,048

Singapore — 1.3%
Ascendas Real Estate Investment Trust	14,000	$29,278
CapitaLand, Ltd.	12,000	25,461
DBS Group Holdings, Ltd.	2,000	28,158
Oversea-Chinese Banking Corp., Ltd.	6,000	38,282
Singapore Telecommunications, Ltd.	14,000	27,671
United Overseas Bank, Ltd.	1,000	14,289

		$163,139

Spain — 2.4%
ACS Actividades de Construccion y Servicios S.A.	2,597	$64,941
Iberdrola S.A.	12,143	120,796
Industria de Diseno Textil S.A.	1,486	38,060
Mapfre S.A.	5,456	10,012
Red Electrica Corp. S.A.	1,718	30,240
Telefonica S.A.	10,956	50,096

		$314,145

Security	Shares	Value
Sweden — 1.4%
Atlas Copco AB, Class B	1,506	$46,584
Essity AB, Class B(2)	984	31,875
ICA Gruppen AB(1)	445	19,471
Skanska AB, Class B(2)	1,396	26,560
Telia Co. AB	2,124	7,385
Volvo AB, Class B	4,109	52,655

		$184,530

Switzerland — 9.6%
Alcon, Inc.(2)	1,045	$55,152
Barry Callebaut AG	19	37,202
Nestle S.A.	3,799	402,352
Novartis AG	2,981	254,394
Partners Group Holding AG	65	51,223
Roche Holding AG	899	311,321
Schindler Holding AG PC	197	43,843
Sonova Holding AG	145	26,189
Zurich Insurance Group AG	140	44,388

		$1,226,064

United Kingdom — 13.2%
Anglo American PLC	1,566	$27,851
Antofagasta PLC	1,430	14,643
Associated British Foods PLC	1,412	33,520
AstraZeneca PLC	1,881	196,738
Barratt Developments PLC(2)	4,985	32,499
Berkeley Group Holdings PLC	713	37,428
BHP Group PLC	2,817	47,283
BT Group PLC	32,241	46,992
Diageo PLC	2,464	84,835
Direct Line Insurance Group PLC(2)	6,657	22,681
Ferguson PLC(2)	371	26,750
GlaxoSmithKline PLC	9,734	203,076
J Sainsbury PLC	12,657	31,501
Lloyds Banking Group PLC	113,238	45,817
London Stock Exchange Group PLC	340	31,823
National Grid PLC	4,479	52,488
Persimmon PLC	1,321	36,600
Reckitt Benckiser Group PLC	1,664	138,611
RELX PLC	2,626	59,247
Rio Tinto PLC	503	23,349
Royal Bank of Scotland Group PLC(2)	11,162	15,572
Royal Dutch Shell PLC, Class A	3,791	62,416
RSA Insurance Group PLC(2)	5,913	26,798
Severn Trent PLC	1,396	41,890
Smith & Nephew PLC	1,804	35,303
Taylor Wimpey PLC	18,383	33,950
Tesco PLC	20,360	60,221
Unilever PLC	1,897	97,681
Vodafone Group PLC	71,349	100,650
WM Morrison Supermarkets PLC	7,246	16,653

		$1,684,866

Security	Shares	Value
United States — 0.9%
Newmont Corp.	1,891	$112,477

		$112,477

Total Common Stocks (identified cost $10,341,808)		$10,944,498

Short-Term Investments — 12.3%

Description	Shares/Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.47%(4)	991,533	$991,533
State Street Navigator Securities Lending Government Money Market Portfolio, 0.19%(5)	577,959	577,959

Total Short-Term Investments (identified cost $1,569,438)		$1,569,492

Total Investments — 97.9% (identified cost $11,911,246)		$12,513,990

Other Assets, Less Liabilities — 2.1%		$274,663

Net Assets — 100.0%		$12,788,653

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at April 30, 2020. The aggregate market value of securities on loan at April 30, 2020 was $697,368 and the total market value of the collateral received by the Fund was $736,930, comprised of cash of $577,959 and U.S. government and/or agencies securities of $158,971.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $38,867 or 0.3% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

(5)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Health Care	17.4%	$2,226,727
Consumer Staples	17.0	2,172,253
Materials	12.0	1,536,442
Consumer Discretionary	9.0	1,146,978
Financials	8.0	1,018,605
Industrials	7.4	948,222
Utilities	5.6	710,671
Communication Services	5.1	659,097
Real Estate	1.9	247,567
Information Technology	1.7	215,520
Energy	0.5	62,416
Short-Term Investments	12.3	1,569,492

Total Investments	97.9%	$12,513,990

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	2,137,072	USD	1,363,655	State Street Bank and Trust Company	6/17/20	$29,152	$—
AUD	344,917	USD	200,474	State Street Bank and Trust Company	6/17/20	24,321	—
AUD	296,052	USD	175,725	State Street Bank and Trust Company	6/17/20	17,223	—
AUD	345,723	USD	209,071	State Street Bank and Trust Company	6/17/20	16,250	—
AUD	198,956	USD	120,864	State Street Bank and Trust Company	6/17/20	8,803	—
AUD	63,258	USD	40,328	State Street Bank and Trust Company	6/17/20	900	—
CAD	2,162,674	USD	1,539,657	State Street Bank and Trust Company	6/17/20	14,185	—
CAD	111,617	USD	78,524	State Street Bank and Trust Company	6/17/20	1,671	—
CAD	110,270	USD	77,988	State Street Bank and Trust Company	6/17/20	1,239	—
CAD	111,334	USD	79,091	State Street Bank and Trust Company	6/17/20	900	—
CAD	193,017	USD	138,269	State Street Bank and Trust Company	6/17/20	410	—
CAD	116,406	USD	83,964	State Street Bank and Trust Company	6/17/20	—	(329)
CHF	73,001	USD	75,663	State Street Bank and Trust Company	6/17/20	57	—
CHF	527,075	USD	559,849	State Street Bank and Trust Company	6/17/20	—	(13,142)
DKK	4,800,463	USD	695,242	State Street Bank and Trust Company	6/17/20	10,356	—
DKK	983,905	USD	147,787	State Street Bank and Trust Company	6/17/20	—	(3,167)
EUR	387,530	USD	421,897	State Street Bank and Trust Company	6/17/20	3,141	—
EUR	133,612	USD	144,606	State Street Bank and Trust Company	6/17/20	1,938	—
EUR	95,672	USD	104,562	State Street Bank and Trust Company	6/17/20	369	—
EUR	138,175	USD	151,335	State Street Bank and Trust Company	6/17/20	214	—
EUR	240,358	USD	263,604	State Street Bank and Trust Company	6/17/20	18	—
EUR	184,112	USD	202,408	State Street Bank and Trust Company	6/17/20	—	(477)
EUR	349,013	USD	386,844	State Street Bank and Trust Company	6/17/20	—	(4,052)
EUR	163,767	USD	184,090	State Street Bank and Trust Company	6/17/20	—	(4,472)
EUR	4,442,281	USD	4,982,329	State Street Bank and Trust Company	6/17/20	—	(110,098)
GBP	1,132,740	USD	1,335,784	State Street Bank and Trust Company	6/17/20	91,159	—
GBP	181,721	USD	216,503	State Street Bank and Trust Company	6/17/20	12,416	—
GBP	140,793	USD	166,128	State Street Bank and Trust Company	6/17/20	11,233	—
GBP	262,627	USD	324,302	State Street Bank and Trust Company	6/17/20	6,536	—
GBP	155,787	USD	190,470	State Street Bank and Trust Company	6/17/20	5,779	—
GBP	154,877	USD	191,881	State Street Bank and Trust Company	6/17/20	3,221	—
GBP	71,157	USD	88,226	State Street Bank and Trust Company	6/17/20	1,412	—
HKD	896,991	USD	115,439	State Street Bank and Trust Company	6/17/20	196	—
HKD	1,001,454	USD	128,983	State Street Bank and Trust Company	6/17/20	118	—
HKD	1,488,911	USD	191,879	State Street Bank and Trust Company	6/17/20	62	—
HKD	1,376,888	USD	177,444	State Street Bank and Trust Company	6/17/20	56	—
HKD	461,931	USD	59,557	State Street Bank and Trust Company	6/17/20	—	(8)
HKD	2,037,358	USD	262,659	State Street Bank and Trust Company	6/17/20	—	(15)
HKD	10,945,971	USD	1,411,302	State Street Bank and Trust Company	6/17/20	—	(212)
JPY	44,001,745	USD	399,216	State Street Bank and Trust Company	6/17/20	11,046	—
JPY	33,637,302	USD	310,276	State Street Bank and Trust Company	6/17/20	3,350	—
JPY	17,985,813	USD	167,524	State Street Bank and Trust Company	6/17/20	172	—
JPY	31,081,721	USD	290,312	State Street Bank and Trust Company	6/17/20	—	(513)
JPY	35,508,091	USD	337,626	State Street Bank and Trust Company	6/17/20	—	(6,556)
JPY	504,394,815	USD	4,824,667	State Street Bank and Trust Company	6/17/20	—	(121,802)
NOK	521,832	USD	48,986	State Street Bank and Trust Company	6/17/20	1,961	—
NOK	591,526	USD	56,332	State Street Bank and Trust Company	6/17/20	1,419	—
SEK	8,870,096	USD	911,436	State Street Bank and Trust Company	6/17/20	—	(1,849)
SGD	268,493	USD	188,583	State Street Bank and Trust Company	6/17/20	1,851	—
USD	289,164	AUD	454,946	State Street Bank and Trust Company	6/17/20	—	(7,341)
USD	144,131	AUD	240,209	State Street Bank and Trust Company	6/17/20	—	(12,422)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	229,329	AUD	384,733	State Street Bank and Trust Company	6/17/20	$—	$(21,416)
USD	352,200	AUD	586,201	State Street Bank and Trust Company	6/17/20	—	(29,848)
USD	1,661,639	AUD	2,623,986	State Street Bank and Trust Company	6/17/20	—	(48,508)
USD	598,513	CAD	826,158	State Street Bank and Trust Company	6/17/20	4,933	—
USD	412,434	CAD	572,448	State Street Bank and Trust Company	6/17/20	1,141	—
USD	40,929	CAD	57,000	State Street Bank and Trust Company	6/17/20	—	(25)
USD	142,601	CAD	201,231	State Street Bank and Trust Company	6/17/20	—	(1,980)
USD	89,203	CAD	128,310	State Street Bank and Trust Company	6/17/20	—	(2,986)
USD	146,497	CAD	212,451	State Street Bank and Trust Company	6/17/20	—	(6,145)
USD	317,621	CAD	460,280	State Street Bank and Trust Company	6/17/20	—	(13,082)
USD	854,057	CAD	1,225,139	State Street Bank and Trust Company	6/17/20	—	(26,184)
USD	90,487	CHF	85,224	State Street Bank and Trust Company	6/17/20	2,089	—
USD	112,297	CHF	109,116	State Street Bank and Trust Company	6/17/20	—	(883)
USD	125,973	CHF	122,858	State Street Bank and Trust Company	6/17/20	—	(1,461)
USD	247,657	CHF	240,799	State Street Bank and Trust Company	6/17/20	—	(2,110)
USD	57,567	DKK	382,689	State Street Bank and Trust Company	6/17/20	1,318	—
USD	115,681	DKK	795,122	State Street Bank and Trust Company	6/17/20	—	(1,190)
USD	681,856	DKK	4,711,381	State Street Bank and Trust Company	6/17/20	—	(10,649)
USD	360,457	EUR	324,269	State Street Bank and Trust Company	6/17/20	4,804	—
USD	255,408	EUR	230,938	State Street Bank and Trust Company	6/17/20	2,118	—
USD	1,563,150	EUR	1,457,238	State Street Bank and Trust Company	6/17/20	—	(35,128)
USD	3,533,843	EUR	3,274,268	State Street Bank and Trust Company	6/17/20	—	(57,329)
USD	1,999,889	GBP	1,581,822	State Street Bank and Trust Company	6/17/20	7,226	—
USD	12,631	GBP	10,009	State Street Bank and Trust Company	6/17/20	23	—
USD	68,921	GBP	55,772	State Street Bank and Trust Company	6/17/20	—	(1,337)
USD	125,000	GBP	100,618	State Street Bank and Trust Company	6/17/20	—	(1,751)
USD	485,912	GBP	393,319	State Street Bank and Trust Company	6/17/20	—	(9,563)
USD	47,099	HKD	365,397	State Street Bank and Trust Company	6/17/20	—	(6)
USD	227,941	HKD	1,768,633	State Street Bank and Trust Company	6/17/20	—	(60)
USD	2,686,340	HKD	20,908,857	State Street Bank and Trust Company	6/17/20	—	(9,106)
USD	127,255	JPY	13,611,326	State Street Bank and Trust Company	6/17/20	346	—
USD	182,182	JPY	19,605,652	State Street Bank and Trust Company	6/17/20	—	(617)
USD	314,016	JPY	33,882,350	State Street Bank and Trust Company	6/17/20	—	(1,895)
USD	106,700	JPY	11,836,503	State Street Bank and Trust Company	6/17/20	—	(3,661)
USD	3,824,445	JPY	411,312,893	State Street Bank and Trust Company	6/17/20	—	(10,545)
USD	106,524	NOK	1,081,813	State Street Bank and Trust Company	6/17/20	905	—
USD	201,383	SEK	2,017,199	State Street Bank and Trust Company	6/17/20	—	(5,471)
USD	170,783	SEK	1,765,268	State Street Bank and Trust Company	6/17/20	—	(10,237)
USD	364,666	SEK	3,670,861	State Street Bank and Trust Company	6/17/20	—	(11,764)
USD	217,335	SGD	305,764	State Street Bank and Trust Company	6/17/20	465	—
CNY	941,371	USD	131,993	State Street Bank and Trust Company	6/23/20	954	—
CNY	1,366,662	USD	192,813	State Street Bank and Trust Company	6/23/20	196	—
TWD	2,281,786	USD	76,737	State Street Bank and Trust Company	6/23/20	658	—
USD	409,376	CNY	2,903,295	State Street Bank and Trust Company	6/23/20	—	(647)
USD	87,449	TWD	2,624,767	State Street Bank and Trust Company	6/23/20	—	(1,580)

						$310,310	$(613,619)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Euro Stoxx 50 Index	6	Long	6/19/20	$189,445	$(5,520)
FTSE China A50 Index	5	Long	5/28/20	66,899	1,536
MSCI Emerging Markets Index	7	Long	6/19/20	317,065	34,956

					$30,972

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

JPY	-	Japanese Yen

NOK	-	Norwegian Krone

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

At April 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

At April 30, 2019, the value of the Fund’s investment in affiliated funds was $991,533, which represents 7.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$4,764,799	$12,165,393	$(15,938,415)	$(272)	$28	$991,533	$59,266	991,533

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$71,443	$3,831,552	$—	$3,902,995
Developed Europe	—	6,264,508	—	6,264,508
North America	776,995	—	—	776,995
Total Common Stocks	$848,438	$10,096,060 *	$—	$10,944,498
Short-Term Investments	$577,959	$991,533	$—	$1,569,492
Total Investments	$1,426,397	$11,087,593	$—	$12,513,990
Forward Foreign Currency Exchange Contracts	$—	$310,310	$—	$310,310
Futures Contracts	34,956	1,536	—	36,492
Total	$1,461,353	$11,399,439	$—	$12,860,792

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(613,619)	$—	$(613,619)
Futures Contracts	—	(5,520)	—	(5,520)
Total	$—	$(619,139)	$—	$(619,139)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.